Statements of Operations (USD $)	12 Months Ended
	Aug. 31, 2014		Aug. 31, 2013
Income Statement [Abstract]
Revenue
Operating expenses
Listing and filing fees	14,686		2,396
Investor relation expense	181,457
Management fees			61,431
Professional fees	209,325		112,762
Travel costs	12,640
General and administrative	192,407		163,709
Foreign currency transaction loss (gain)	(20,021)		1,037
Mineral property and exploration costs	1,388,295
Total operating expenses	1,978,789		341,335
Other income (expense)
Interest expense			(36)
Gain on sale of investment	1,981,344
Investment revaluation	216,270
Extinguishment of liabilities			197,745
Total other income (expenses)	2,197,614		197,709
Net income (loss)	$ 218,825		$ (143,626)
Net income (loss) per share - basic and diluted	$ 0	[1]	$ 0	[1]
Weighted average number of shares outstanding - basic and diluted	397,269,510		109,097,123

[1]	Amounts are less than $0.01 per share